Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Disclosures regarding our reportable segments with reconciliations to consolidated totals for the three years ended December 31, 2015, are presented below:

	Year Ended
	December 31, 2015	December 31, 2014	December 31, 2013
	(In thousands)
Operating Results:
Refining (2) (3)
Net sales	$8,777,196	$14,196,564	$9,499,363
Intersegment eliminations	3,072,806	4,291,617	3,506,335
Net refining sales to external customers	5,704,390	9,904,947	5,993,028
WNRL (2)
Net sales	2,599,867	3,501,888	3,407,128
Intersegment eliminations	786,324	1,011,575	882,533
Net WNRL sales to external customers	1,813,543	2,490,313	2,524,595
Retail (3)
Net sales	2,279,737	2,776,782	1,588,314
Intersegment eliminations	10,634	19,575	21,069
Net retail sales to external customers	2,269,103	2,757,207	1,567,245
Other (3)
Other revenue, net	—	1,106	1,202
Intersegment eliminations	—	—	—
Net other sales to external customers	—	1,106	1,202

Consolidated net sales to external customers	$9,787,036	$15,153,573	$10,086,070

Operating income (loss)
Refining (1) (2) (3)	$900,513	$1,107,103	$680,969
WNRL (2)	86,713	70,295	(42,460)
Retail (3)	41,279	42,087	16,332
Other (3)	(98,380)	(122,972)	(82,968)
Operating income	930,125	1,096,513	571,873
Other income (expense), net	(91,739)	(93,837)	(118,394)
Consolidated income before income taxes	$838,386	$1,002,676	$453,479

Depreciation and amortization
Refining (2) (3)	$150,580	$146,462	$84,131
WNRL (2)	26,912	20,187	16,515
Retail (3)	23,197	19,869	13,245
Other (3)	4,602	4,048	3,957
Consolidated depreciation and amortization	$205,291	$190,566	$117,848

	Year Ended
	December 31, 2015	December 31, 2014	December 31, 2013
	(In thousands)
Capital expenditures
Refining (2) (3)	$205,879	$119,582	$105,882
WNRL (2)	61,005	79,172	84,825
Retail (3)	20,895	22,056	9,771
Other (3)	3,084	2,461	5,199
Consolidated capital expenditures	$290,863	$223,271	$205,677

Total assets
Refining (2) (3) (including $1,267,455 of goodwill)	$4,133,402	$4,238,787	$4,242,082
WNRL (2)	456,938	439,471	434,761
Retail (3) (including $21,988, $21,988 and $29,588 of goodwill, respectively)	444,382	417,269	391,146
Other (3)	798,671	546,659	407,110
Consolidated total assets	$5,833,393	$5,642,186	$5,475,099

(1)
The effect of our economic hedging activity is included within operating income of our refining segment as a component of cost of products sold. The cost of products sold within our refining segment included $43.5 million and $289.8 million in net realized and unrealized economic hedging gains for the years ended December 31, 2015 and 2014, respectively, and $1.0 million in net realized and unrealized economic hedging losses for the year ended December 31, 2013.

(2)
WNRL's financial data includes its historical financial results and an allocated portion of corporate general and administrative expenses, previously reported as Other, for the three years ended December 31, 2015. WNRL operating results include activity of the TexNew Mex Pipeline System that was previously recorded within our refining segment. The WNRL Predecessor includes the historical financial results of the TexNew Mex Pipeline System. The information contained herein for WNRL has been retrospectively adjusted, to include the historical results of the TexNew Mex Pipeline System, for periods between the Offering and the effective date of the transaction.

(3)	The segment financial data includes the results for NTI for the period beginning November 12, 2013, through December 31, 2013.